Derivative Liability (Tables)	9 Months Ended
Sep. 30, 2018
Derivative Liability Tables Abstract
Fair value hierarchy
		Quoted prices in	Significant
		active markets for	other	Significant
	Fair value at	identical assets/	observable	unobservable
	September 30,	liabilities	inputs	inputs
	2018	(Level 1)	(Level 2)	(Level 3)

Derivative Liability	$705,278	$-	$-	$705,278

Changes in fair value financial liabilities

Derivative
Liability
Derivative liability as of December 31, 2017	$-
Fair value at the commitment date for convertible instruments	1,093,095
Change in fair value of derivative liability	(374,447)
Reclassification to additional paid-in capital for financial instruments that ceased to be a derivative liability	(13,370)
Derivative liability as of September 30, 2018	$705,278

Change in
Fair Value
of Derivative
Liability*
Change in fair value of derivative liability at the beginning of period	$-
Day one gains/(losses) on valuation	446,512
Gains/(losses) from the change in fair value of derivative liability	(374,447)
Change in fair value of derivative liability at the end of period	$72,065

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Assumptions
	Commitment Date	Remeasurement Date**
Expected dividends	0%	0%
Expected volatility	81% to 499%	87% to 502%
Risk free interest rate	2.05% to 2.96%	2.19% to 2.94%
Expected term (in years)	0.25 to 5.0	0.23 to 4.98